Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature [abstract]
Staff costs	£ 577	£ 576
Other administration expenses	431	367
Depreciation, amortisation and impairment	320	269
Total operating expenses before impairment losses, provisions and charges	£ 1,328	£ 1,212	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.